NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER SHARE

	Six Months ended June 30,
	2023	2024	2024
	SGD	SGD	USD
Numerator:
Net income (loss) attributable to the Company’s shareholders	98,877	(614,637)	(452,438)

Denominator:
Weighted average ordinary shares outstanding
Basic and diluted*	13,250,000	13,250,000	13,250,000

Net income (loss) per share
Basic and diluted	0.01	(0.05)	(0.03)

*	The shares amounts are presented on a retroactive basis.